Operating Segment and Revenue Information - Contract Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018
Receivables from contracts with customers
Receivables included in trade and other receivables (net of impairment loss allowance) (Note 17)	¥ 657,681	¥ 360,833
Receivables included in assets held for sale (net of impairment loss allowance)	0	1,277
Contract assets
Unbilled receivables	4,237	0
Contract liabilities
Deferred income (Note 24)	6,819	4,321
Advance payments	¥ 1,101	¥ 541